10. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of segment information

Fiscal 2014

	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$3,108,450	149,500	$3,257,950
Operating (loss), excluding depreciation	(5,129,335)	(4,544,851)	(9,674,186)
Interest income	164	–	164
Interest (expense)	(251,394)	–	(251,394)
Other income (expense)	(322,000)	–	(322,000)
Depreciation and amortization	(113,058)	(149,129)	(262,187)
Comprehensive Loss	(5,815,623)	(4,693,980)	(10,509,603)
Total assets at December 31, 2014	2,436,604	397,364	2,833,968

Fiscal 2013

	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$2,995,032	162,500	$3,157,532
Operating (loss), excluding depreciation	(3,775,827)	(1,795,529)	(5,571,356)
Interest income	274	–	274
Interest (expense)	(227,094)	–	(227,094)
Depreciation and amortization	(99,860)	(189,429)	(289,289)
Net Loss	(4,102,507)	(1,984,958)	(6,087,465)
Total assets at December 31, 2013	2,287,313	941,191	3,228,504